Liabilities to credit institutions (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The carrying amount of Polestar Group’s liabilities to credit institutions as of December 31, 2022 and December 31, 2021 are as follows:

	As of December 31,
	2022	2021
Working capital loans from banks	1,300,108	609,209
Floorplan facilities	16,925	18,664
Sale-leaseback facilities	11,719	14,465

Closing balance	1,328,752	642,338

The Group had the following working capital loans outstanding as of December 31, 2022:

Currency	Term	Security		Interest	Nominal amount in respective currency (thousands)	TUSD
EUR	February 2022 -February 2023	Secured 1		3 month EURIBOR 2 plus 2.1% and an arrangement fee of 0.15%	270,095	288,746
CNY	June 2022 - June 2023	Unsecured		12 month LPR 3 plus 1.25%, settled monthly	500,000	72,517
CNY	August 2022 - August 2023	Unsecured		12 month LPR plus 0.05%, settled quarterly	716,000	103,845
USD	August 2022 - August 2023	Unsecured		3 month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 -September 2023	Unsecured		3 month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured 4		4.48% per annum	133,000	133,000
USD	September 2022 - September 2023	Unsecured		3 month SOFR 5 plus 2.4%, settled quarterly	100,000	100,000
USD	December 2022 - December 2023	Unsecured	6	7.5% per annum	200,000	200,000

Total						1,300,108

1 -
New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.

2 -	Euro Interbank Offered Rate (“EURIBOR”).
3 -	People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR”).
4 -	Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
5 -	Secured Overnight Financing Rate (“SOFR”).
6 -	Letters of keep well from both Volvo Cars and Geely.
The Group had the following working capital loans outstanding as of December 31, 2021:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	TUSD
USD	December 2021 - September 2022	Secured 1	1.883% per annum	400,000	400,000
CNY	July 2021 - July 2022	Unsecured	3.915% per annum	830,000	130,559
CNY	June 2021 - June 2022	Unsecured	12 month national interbank loan prime offer rate plus 1.1%	500,000	78,650

Total					609,209

1 -	Secured by Geely, including letters of keep well from both Volvo Cars and Geely.